GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
Summary of changes in goodwill

The following table summarizes the changes in goodwill for the nine months ended September 30, 2021:

	Products	Distribution	Total
Balance, December 31, 2020	$63,698	$2,616	$66,314
Foreign currency translation adjustments	(87)	—	(87)
Balance, September 30, 2021	$63,611	$2,616	$66,227

	Products	Distribution	Total
Balance, December 31, 2018	$66,780	$10,201	$76,981
Impairment losses	—	(7,585)	(7,585)
Foreign currency translation adjustments	93	—	93
Mustang disposal	(3,309)	—	(3,309)
Balance, December 31, 2019	63,564	2,616	66,180
Foreign currency translation adjustments	134	—	134
Balance, December 31, 2020	$63,698	$2,616	$66,314

Summary of intangible assets

Intangible assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,088	(50,858)	23,230	11
Technology	11,978	(10,919)	1,059	7
Tradenames	6,472	(2,980)	3,492	4
Non-compete agreements	1,037	(1,037)	—	4
	$93,575	(65,794)	27,781
Indefinite lived intangibles:
Tradenames	16,678	—	16,678	Indefinite
Total	$110,253	(65,794)	44,459

	December 31, 2020
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,123	(45,815)	28,308	11
Technology	11,991	(10,333)	1,658	7
Tradenames	6,490	(2,135)	4,355	4
Non-compete agreements	1,041	(1,027)	14	4
	$93,645	(59,310)	34,335
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,319	(59,310)	51,009

	December 31, 2020
				Weighted
				Average
		Accumulated		Useful
	Gross	amortization	Net	Life
Definite lived intangibles:
Customer relationships	$74,123	(45,815)	28,308	12
Technology	11,991	(10,333)	1,658	7
Tradenames	6,490	(2,135)	4,355	1
Non-compete agreements	1,041	(1,027)	14	4
	$93,645	(59,310)	34,335

	December 31, 2020
				Weighted
				Average
		Accumulated		Useful
	Gross	amortization	Net	Life
Indefinite lived intangibles:
Tradenames	16,674	—	16,674
Total	$110,319	(59,310)	51,009

	December 31, 2019
				Weighted
				Average
		Accumulated		Useful
	Gross	amortization	Net	Life
Definite lived intangibles:
Customer relationships	$73,825	(39,010)	34,815	12
Technology	11,913	(8,991)	2,922	7
Tradenames	3,640	(913)	2,727	1
Non-compete agreements	1,020	(944)	76	4
	$90,398	(49,858)	40,540
Indefinite lived intangibles:
Tradenames	19,415	—	19,415
Total	$109,813	(49,858)	59,955

Summary of estimated amortization expense for finite lived intangible assets

The estimated amortization expense for finite-lived intangible assets for the remaining three months of 2021, the next four years and thereafter is as follows:

Remainder of 2021	$2,037
2022	7,683
2023	6,754
2024	3,856
2025	1,856
Thereafter	5,595
$27,781

2021	$8,366
2022	7,608
2023	6,601
2024	3,603
2025	1,650
Thereafter	6,507
$34,335